Accumulated Other Comprehensive Loss - Rollforward of AOCI (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 334,619	$ 147,431	$ 147,431	$ 52,167
Other comprehensive (loss) income, before taxes	(5,263)	5,786	5,284	(10,812)
Tax benefit	(21)	(8)	(203)	62
Other comprehensive (loss) income, net of taxes	(5,284)	5,778	5,487	(10,874)
Ending balance	7,173	306,583	334,619	147,431
Accumulated Foreign Currency Adjustment Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22,908)	(28,867)	(28,867)
Other comprehensive (loss) income, before taxes	(5,315)	5,763	5,959	(11,020)
Tax benefit	0	0
Other comprehensive (loss) income, net of taxes	(5,315)	5,763	5,959	(11,020)
Ending balance	(28,223)	(23,104)	(22,908)	(28,867)
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,019)	(547)	(547)
Other comprehensive (loss) income, before taxes	52	23
Tax benefit	(21)	(8)
Other comprehensive (loss) income, net of taxes	31	15
Ending balance	(988)	(532)	(1,019)	(547)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(23,927)	(29,414)	(29,414)	(18,540)
Other comprehensive (loss) income, net of taxes	(5,284)	5,778	5,487	(10,874)
Ending balance	$ (29,211)	$ (23,636)	$ (23,927)	$ (29,414)